Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Wanger USA) | Wanger USA
Bar Chart Table:
Annual Return 2003	43.22%
Annual Return 2004	18.33%
Annual Return 2005	11.25%
Annual Return 2006	7.87%
Annual Return 2007	5.39%
Annual Return 2008	(39.68%)
Annual Return 2009	42.23%
Annual Return 2010	23.35%
Annual Return 2011	(3.49%)
Annual Return 2012	20.02%
(Wanger International) | Wanger International
Bar Chart Table:
Annual Return 2003	48.86%
Annual Return 2004	30.27%
Annual Return 2005	21.53%
Annual Return 2006	37.16%
Annual Return 2007	16.31%
Annual Return 2008	(45.60%)
Annual Return 2009	49.78%
Annual Return 2010	24.92%
Annual Return 2011	(14.62%)
Annual Return 2012	21.56%
(Wanger Select) | Wanger Select
Bar Chart Table:
Annual Return 2003	30.73%
Annual Return 2004	19.31%
Annual Return 2005	10.49%
Annual Return 2006	19.70%
Annual Return 2007	9.39%
Annual Return 2008	(49.06%)
Annual Return 2009	66.19%
Annual Return 2010	26.57%
Annual Return 2011	(17.68%)
Annual Return 2012	18.46%
(Wanger International Select) | Wanger International Select
Bar Chart Table:
Annual Return 2003	41.24%
Annual Return 2004	24.34%
Annual Return 2005	16.43%
Annual Return 2006	36.00%
Annual Return 2007	21.78%
Annual Return 2008	(44.35%)
Annual Return 2009	32.92%
Annual Return 2010	22.09%
Annual Return 2011	(10.11%)
Annual Return 2012	22.00%